Related Party Transactions (Details) - Schedule of key management personnel for employment services - CAD ($)	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Officers:
Officers management	$ 250,307	$ 275,283
Directors:
Directors employment services	133,046	38,979
Consulting Fees [Member]
Officers:
Officers management	190,374	127,859
Directors:
Directors employment services	73,581	24,000
Share Based Compensation [Member]
Officers:
Officers management	59,933	147,424
Directors:
Directors employment services	$ 59,465	$ 14,979